REVERSE ACQUISITION - Narratives (Details) - USD ($) $ in Millions	Jun. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Ordinary shares outstanding		163,129,655	74,035,502
Haitaoche [Member]
Business Acquisition [Line Items]
Issuance of shares through private placement	74,035,502
Equity interest subscribed	100.00%
Ordinary shares outstanding	143,460,495
Percentage of controlling interest	51.61%
Transaction costs	$ 0.2